EARNINGS PER SHARE - Narrative (Q1) (Details) - shares		3 Months Ended	12 Months Ended
	Jan. 14, 2021	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock options granted (in shares)		64,000	1,819,000
Stock Options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded		84,009
Restricted Stock Units (RSUs)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded		530,745
Warrant
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded		505,130	14,000,000.0
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded			26,000,000.0
Private Placement
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded		202,052
Common Stock - Contingent Consideration
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded		1,237,636
Contingent Consideration - Convertible Equity
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded		26,306,841
Restricted Stock Units (RSUs)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares granted (in shares)	36,790	37,000	1,245,000
Stock Options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock options granted (in shares)	27,000		574,000